CARILLON SERIES TRUST
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
(collectively, the “Funds”)

SUPPLEMENT DATED APRIL 6, 2020 TO
THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED
MARCH 1, 2020, AS PREVIOUSLY AMENDED OR
 SUPPLEMENTED

Effective April 30, 2020, Thomas M. Fink, CFA®, will retire from his role as Portfolio Co-Manager for the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund (collectively, the “Funds”). Mark M. Eagan, CFA®, will continue to serve as the Lead Portfolio Manager for the Funds and Todd C. Thompson, CFA®, Stephen T. Vincent, CFA®, Clark W. Holland, CFA®, and Jason Hoyer, CFA®, will continue to serve as Portfolio Co-Managers of the Funds.

As a result, effective April 30, 2020, all references and information related to Thomas M. Fink, CFA® in each Fund’s Prospectus and Summary Prospectus are deleted.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE